UPDATING SUMMARY PROSPECTUS FOR EXISTING INVESTORS

AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
FLEXIBLE PREMIUM VARIABLE ADJUSTABLE UNIVERSAL LIFE INSURANCE

www.oneamerica.com

The Date of this Prospectus is May 1, 2023

This summary prospectus summarizes key features of the AUL American Individual Variable Life Unit Trust Flexible Premium Variable Adjustable Universal Life Insurance Policy (the "Policy" or the "Contract") issued by us, American United Life Insurance Company® ("AUL" or "Us").

Before you invest, you should review the Statutory Prospectus, which contains more information about the Policy's features, benefits, and risks. You can find this document and other information about the Policy online at www.oneamerica.com/prospectuses. You can also obtain this information at no cost by calling (800) 537-6442 or by sending an email request to policyservice@oneamerica.com.

* * * * * * * * * * * *

Additional information about certain investment products, including variable life insurance policies, has been prepared by the Securities and Exchange Commission's staff and is available at Investor.gov.

The Securities and Exchange Commission has not approved or disapproved the contract or passed upon the adequacy of this Summary Prospectus. Any representation to the contrary is a criminal offense.

UPDATED INFORMATION ABOUT YOUR CONTRACT

The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the prospectus dated August 22, 2022. This may not reflect all of the changes that have occurred since your Contract was issued.

Total Portfolio Annual Operating Expenses

The Total Portfolio Annual Operating Expense table has been updated to reflect current minimum and maximum total operating expenses for the Portfolios, as follows:

Total Portfolio Annual Operating Expenses	Minimum	Maximum
(expenses that are deducted from Portfolio assets, including management fees, distribution fees and/or service (12b-1) fees, acquired portfolio fees and expenses ("AFFE"), and other expenses*)	0.10%	0.88%

* In addition, some Portfolios may charge a redemption fee for short-term trading in their Portfolio. Please consult the Portfolio prospectus for details.

DEFINITIONS OF TERMS

Various terms commonly used in this Summary Prospectus are defined as follows:

Account Value – The sum of Your values in the Fixed Account, the Variable Account, and the Loan Account.

Business Day – A day on which both the Home Office and the New York Stock Exchange are customarily open for business. Traditionally, in addition to federal holidays, the Home Office is not open for business on the day after Thanksgiving, but the Home Office may not be open for business on other days.

Cash Surrender Value – The Cash Value reduced by any indebtedness, including outstanding loans and loan interest.

Death Benefit and Death Benefit Proceeds – This Policy has two (2) Death Benefit options. The Death Benefit Proceeds are the Death Benefit provided by the Death Benefit option in effect as of the end of the Valuation Period during which death occurs, less any outstanding lien, loan and loan interest, plus any benefits provided by rider.

Face Amount – The amount of insurance selected by the Owner on the Issue Date, or as subsequently changed.

Fixed Account – AUL's General Account and is not part of or dependent upon the investment performance of the Variable Account.

Insured – The person the Owner names, whose life is covered by this Policy. The Insured may or may not be the Owner. If the Insured dies while the Owner's Policy is in force, then the Death Benefit Proceeds become payable.

Loan Account – A portion of the Account Value which is collateral for loan amounts.

Monthiversary – The same date of each month as the Policy Date. If the Policy Date is the 29th, 30th, or 31st of a calendar month, then for any calendar month that has fewer days, the Monthiversary will be the last day of such calendar month. If a Monthiversary falls on a day which is not a Valuation Date, the processing of the Monthiversary will be the next Valuation Date.

Monthly Deduction – A charge made against the Account Value every month which includes the Monthly Administrative Charge, Face Amount Charge, Asset-Based Charge, Cost of Insurance and cost for any riders.

Owner – The Owner named in the application for a Policy, unless changed.

Partial Surrender – A withdrawal of a portion of the Cash Surrender Value.

Policy Anniversary – The same date each year as the Policy Date.

Policy Data Page – The Policy Data Page in the Owner's Policy, or the supplemental Policy Data Page most recently sent to the Owner by AUL.

Policy Date – The date from which Monthiversaries, Policy Years, and Policy Anniversaries are measured. Suicide and Incontestability periods are also measured from the Policy Date.

Policy Year – One (1) year from the Policy Date and from each Policy Anniversary thereafter.

Portfolio – A diversified, open-ended management investment company in which the Separate Account invests.

Securities Act – The Securities Act of 1933 [15 U.S.C. 77a et seq.].

Separate Account – AUL American Individual Variable Life Unit Trust. The Separate Account is segregated into several Investment Accounts each of which invests in a corresponding Portfolio.

Statutory Prospectus – A prospectus that satisfies the requirements of section 10(a) of the Securities Act [17 CFR 230.498A(a)(11)].

Summary Prospectus – The meaning provided by paragraph (a)(11) of Rule 498A under the Securities Act [17 CFR 230.498A(a)(11)].

Surrender Charge – A charge for early withdrawal.

Valuation Date – Each date on which the Investment Accounts are valued, which currently includes each Business Day that is also a day on which the New York Stock Exchange is open for trading.

Valuation Period – A Valuation Period begins at the close of a Valuation Date and ends at the close of the next succeeding Valuation Date.

Variable Life Insurance Contract, Contract, or Policy – A life insurance contract that provides for death benefits and cash values that may vary with the investment experience of any separate account. Unless the context otherwise requires, "Variable Life Insurance Contract," "Contract," or "Policy" refers to the flexible premium variable adjustable universal life insurance policy being offered pursuant to the registration statement prepared on this form.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE POLICY

	FEES AND EXPENSES			Location in Statutory Prospectus
Charges for Early Withdrawals

We will not deduct a charge for making a Partial Surrender from your Policy. For a Full Surrender, however, for up to 10 years from the date of the Policy, you could pay a Surrender Charge of up to $60 (6%) per $1,000 of the Face Amount as of the Policy Date. For example, if you surrender your Policy in the first year and the Face Amount was $100,000, you could pay a Surrender Charge of up to $6,000. We will also deduct a proportional Surrender Charge from the Account Value upon a decrease of the Face Amount.

• Additional Information About Fees
Transaction Charges	In addition to Surrender Charges, you may also be charged for other transactions, such as when you decrease the Face Amount, make a Premium payment, or exercise certain benefits.			• Additional Information about Fees • Death Benefit and Changes in Face Amount – Decrease in Face Amount
Ongoing Fees and Expenses (annual charges)	• In addition to Surrender Charges and transaction charges, there are certain ongoing fees and expenses including the Cost of Insurance Charge under the Policy, cost of optional rider charges, and Policy loan interest.
• Certain fees are set based on characteristics of the Insured (e.g., Age, sex, and rating classification). You should review your Policy Data page for rates applicable to you.
	• Owners will also bear expenses associated with the Portfolios available under the Policy, as shown in the following table:			• Additional Information about Fees
	Annual Fee Investment options* (Portfolio fees and expenses) *As a percentage of Portfolio's net assets.	Minimum 0.10%	Maximum 0.88%

	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in the Policy, including loss of principal.	• Principal Risks of the Policy
Not a Short-Term Investment	• This Policy is not a short-term investment vehicle and is not appropriate for an investor who needs ready access to cash.
• Surrender Charges apply for up to 10 years from the Policy Date.
	• Tax deferral is more beneficial to investors with a long-time horizon.	• Principal Risks of the Policy • Additional Information About Fees
Risks Associated with Investment Options	• An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available under the Policy.
	• Each Portfolio (in addition to a Fixed Account investment option) has its own unique risks. You should review each investment option (including each Portfolio's prospectus) before making an investment decision.	• Principal Risks of the Policy

	RISKS	Location in Prospectus
Insurance Company Risks

• An investment in the Policy is subject to the risks related to AUL, including that any obligations (including the Fixed Account investment option), guarantees, and benefits of the Policy are subject to the claims-paying ability of AUL. If AUL experiences financial distress, it may not be able to meet its obligations to you. More information about AUL, including its financial strength ratings, is available upon request from AUL or by visiting https://www.oneamerica.com/about-us/financial-strength-ratings.

• Principal Risks of the Policy • General Information about AUL, the Separate Account, and the Portfolios
Contract Lapse	• The Policy is at risk of lapsing when the Cash Surrender Value is insufficient to cover the Monthly Deduction, including Rider charges. Cash Surrender Value can be reduced by unfavorable investment experience, Policy loans, partial surrenders and the deduction of Policy charges.
• There is no separate additional charge associated with reinstating a lapsed Policy.
	• The Death Benefit will not be paid if the Policy has lapsed.	• Principal Risks of the Policy • How Your Policy May Lapse
	RESTRICTIONS	Location in Prospectus
Investments	• We reserve the right to limit the number of transfers or to restrict transfers from being made on consecutive Valuation Dates. The Maximum Number of Transfers in any Policy Year is 20.
• The Policy limits the amount you can transfer from the Fixed Account within a Policy Year.
	• We reserve the right to close, add, substitute or remove Portfolios as investment options under the Policy. A Portfolio may also be merged into another Portfolio.	• Overview of the Policy • The Policy – Addition, Deletion, or Substitution of Investments • Fixed Account
Optional Benefits	• Riders may alter the benefits or charges in your Policy. Rider availability and benefits may vary by state of issue and their election may have tax consequences. Riders may have restrictions or limitations, and we may modify or terminate a rider, as allowed. If you elect a particular rider, it may restrict or enhance the terms of your Policy, or restrict the availability or terms of other riders or Policy features.
	• The Policy offers several allocation models ("Portfolio Optimization Models" or "Models"). The Account Value that is allocated to the Portfolios in the Models will be rebalanced on an annual basis.	• Other Benefits • Buying the Policy – Portfolio Optimization Program
	TAXES	Location in Prospectus
Tax Implications	• You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Policy.
• There is no additional tax benefit to you if the Policy is purchased through a tax-qualified plan or individual retirement account ("IRA").
	• Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.	• Additional Information About Fees – Taxes

CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation	• Some investment professionals may receive compensation for selling the Policy.
• Compensation can take the form of commissions on premiums paid.
• These investment professionals may have a financial incentive to offer or recommend the Policy over another investment.	• Additional Information About Fees – Commissions Paid to Broker-Dealers
Exchanges	• Some investment professionals may have a financial incentive to offer you a new policy in place of the one you already own.
• You should only exchange your policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own the existing policy.	• Additional Information About Fees – Commissions Paid to Broker-Dealers

APPENDIX A: PORTFOLIOS AVAILABLE UNDER THE POLICY

The following is a list of Portfolios currently available under the Policy. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.oneamerica.com/prospectuses. You can also request this information at no cost by calling (800) 537-6442 or by sending an email request to policyservice@oneamerica.com. You may also request updated performance information of the Portfolios at no cost by calling (800) 537-6442.

The current expenses and performance information below reflects fees and expenses of the Portfolios, but does not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio's past performance is not necessarily an indication of future performance.

				Average Annual Total Returns (as of 12/31/2022)
Type of Portfolio	Portfolio and Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
High Yield Bond	American Funds American High-Income Trust: Class 1 Investment Adviser: Capital Research and Management Company	0.30	%*	-9.01	3.40	4.12
World Allocation	American Funds Global Balanced: Class 1 Investment Adviser: Capital Research and Management Company	0.51	%*	-14.33	3.65	5.52
Large Cap/Growth	American Funds Growth: Class 1 Investment Adviser: Capital Research and Management Company	0.35%		-29.76	11.42	13.93
Large Cap/Blend	American Funds Growth and Income: Class 1 Investment Adviser: Capital Research and Management Company	0.29%		-16.29	8.10	11.82
Foreign/Large Cap/Blend	American Funds International Growth and Income: Class 1 Investment Adviser: Capital Research and Management Company	0.53	%*	-15.00	0.88	3.86
Emerging Markets	American Funds New World Fund: Class 1 Investment Adviser: Capital Research and Management Company	0.57	%*	-21.86	2.58	4.53
World Allocation	BlackRock Global Allocation: Class 1 Investment Adviser: BlackRock Advisors, LLC Investment Sub-adviser: BlackRock (Singapore) Limited	0.75	%*	-15.86	3.50	5.06
High Yield Bond	BlackRock High Yield: Class 1 Investment Adviser: BlackRock Advisors, LLC Investment Sub-adviser: BlackRock International Limited	0.57	%*	-10.34	2.60	4.10
Small Cap/Blend	BlackRock Small Cap Index: Class 1 Investment Adviser: BlackRock Advisors, LLC	0.22	%*	-20.46	3.98	8.74
Intermediate Term Bond	BlackRock Total Return: Class 1 Investment Adviser: BlackRock Advisors, LLC Investment Sub-adviser: BlackRock International Limited and BlackRock (Singapore) Limited	0.47	%*	-14.06	0.11	1.24

* The net annual expense ratios of these Portfolios reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Portfolios. Upon the expiration of the temporary fee reductions, the annual expenses of these Portfolios may increase from the amounts disclosed in the table above. Please see the respective Portfolios' prospectuses for additional information.

APPENDIX A: PORTFOLIOS AVAILABLE UNDER THE POLICY (continued)			Average Annual Total Returns (as of 12/31/2022)
Type of Portfolio	Portfolio and Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
Specialty	Cboe VEST US Large Cap 10% Buffer Strategies VI Fund: Class Y Investment Adviser: Cboe Vest Financial LLC	0.80%*
Specialty	Cboe VEST US Large Cap 20% Buffer Strategies VI Fund: Class Y Investment Adviser: Cboe Vest Financial LLC	0.80%*
Large Cap/Value	ClearBridge Variable Large Cap Value Portfolio: Class 1 Investment Adviser: Legg Mason Partners Fund Advisor, LLC Investment Sub-adviser: ClearBridge Investments, LLC	0.71%	-6.43	7.86	10.53
Mid Cap/Blend	ClearBridge Variable Mid Cap Portfolio: Class 1 Investment Adviser: Legg Mason Partners Fund Advisor, LLC Investment Sub-adviser: ClearBridge Investments, LLC	0.82%	-25.31	5.22	9.22
Inflation Protected Securities	DFA Inflation Protected Securities: Class Institutional Investment Adviser: Dimensional Fund Advisors LP Investment Sub-adviser: Dimensional Fund Advisors Ltd. and DFA Australia Limited	0.11%	-12.45	2.02	–
Foreign/Small-Mid	DFA International Small Portfolio: Class Institutional Investment Adviser: Dimensional Fund Advisors LP Investment Sub-adviser: Dimensional Fund Advisors Ltd. and DFA Australia Limited	0.40%	-17.64	0.52	6.02
Small Cap/Value	DFA US Targeted Value: Class Institutional Investment Adviser: Dimensional Fund Advisors LP	0.29%	-4.21	7.48	11.05
Inflation Protected Securities	Fidelity VIP Floating Rate High Income Portfolio: Class Initial Investment Adviser: Fidelity Management & Research Company LLC	0.72%	-0.52	3.17	–
Large Cap/Value	Fidelity VIP Growth & Income Portfolio: Class Initial Investment Adviser: Fidelity Management & Research Company LLC	0.52%	-4.95	8.85	11.58
Large Cap/Growth	Fidelity VIP Growth Opportunities Portfolio: Class Initial Investment Adviser: Fidelity Management & Research Company LLC	0.63%	-38.15	13.09	15.09
World Bond (Multi-Sector Bond)	Fidelity VIP Strategic Income Portfolio: Class Initial Investment Adviser: Fidelity Management & Research Company LLC Investment Sub-adviser: FIL Investment Advisors (UK) Limited (FIA(UK))	0.66%	-11.26	1.35	2.46
Mid Cap/Value	Fidelity VIP Value Portfolio: Class Initial Investment Adviser: Fidelity Management & Research Company LLC	0.64%	-4.11	8.59	11.10
Small Cap/Growth	Franklin Small-Mid Cap Growth VIP Fund: Class 1 Investment Adviser: Franklin Advisers, Inc.	0.83%	-33.52	7.34	10.18
Mid Cap/Value	Invesco V.I. American Value: Series 1 Investment Adviser: Invesco Advisers, Inc.	0.88%	-2.61	6.59	8.87
Intermediate Term Bond	Invesco V.I. Core Plus Bond: Series 1 Investment Adviser: Invesco Advisers, Inc.	0.62%*	-14.53	0.20	2.12

* The net annual expense ratios of these Portfolios reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Portfolios. Upon the expiration of the temporary fee reductions, the annual expenses of these Portfolios may increase from the amounts disclosed in the table above. Please see the respective Portfolios' prospectuses for additional information.

APPENDIX A: PORTFOLIOS AVAILABLE UNDER THE POLICY (continued)			Average Annual Total Returns (as of 12/31/2022)
Type of Portfolio	Portfolio and Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
Mid Cap/Growth	Invesco V.I. Discovery Mid Cap Growth Fund: Series 1 Investment Adviser: Invesco Advisers, Inc.	0.83%	-30.98	8.64	11.83
Small Cap/Blend	Invesco V.I. Main Street Small Cap Fund: Series 1 Investment Adviser: Invesco Advisers, Inc.	0.84%	-15.83	7.01	10.88
Mid Cap/Growth	MFS Mid-Cap Growth Series: Class Initial Investment Adviser: MFS	0.80%*	-28.70	9.28	12.53
Small Cap/Growth	MFS New Discovery Series: Class Initial Investment Adviser: MFS	0.87%*	-29.76	7.81	9.99
World Bond (Multi-Sector Bond)	PIMCO Income Portfolio: Class Institutional Investment Adviser: PIMCO	0.67%	-7.64	1.93	–
Long Term Bond	PIMCO Long-Term US Government Portfolio: Class Institutional Investment Adviser: PIMCO	0.51%	-28.77	-2.39	0.42
Short Term Bond	PIMCO Low Duration Portfolio: Class Institutional Investment Adviser: PIMCO	0.50%	-5.60	0.23	0.57
Intermediate Term Bond	PIMCO Total Return: Class Institutional Investment Adviser: PIMCO	0.50%	-14.17	-0.03	1.07
Specialty – Allocation	TOPS Managed Risk Balanced ETF Portfolio: Class 1 Investment Adviser: ValMark Advisers, Inc. Investment Sub-adviser: Milliman Financial Risk Management LLC	0.50%	-11.75	1.97	3.36
Specialty – Allocation	TOPS Managed Risk Growth ETF Portfolio: Class 1 Investment Adviser: ValMark Advisers, Inc. Investment Sub-adviser: Milliman Financial Risk Management LLC	0.49%	-13.45	2.02	4.03
Specialty – Allocation	TOPS Managed Risk Moderate Growth ETF Portfolio: Class 1 Investment Adviser: ValMark Advisers, Inc. Investment Sub-adviser: Milliman Financial Risk Management LLC	0.49%	-13.22	2.16	3.97
Large Cap/Growth	Vanguard Capital Growth Portfolio Investment Adviser: PRIMECAP Management Company	0.34%	-15.48	8.57	13.75
Large Cap/Value	Vanguard Diversified Value Portfolio Investment Adviser: Hotchkis and Wiley Capital Management, LLC and Lazard Asset Management LLC	0.28%	-11.49	8.08	10.08
Large Cap/Value	Vanguard Equity Income Portfolio Investment Adviser: Wellington Management Company LLP and The Vanguard Group, Inc.	0.30%	-0.66	8.51	11.58
Large Cap/Blend	Vanguard Equity Index Portfolio Investment Adviser: The Vanguard Group, Inc.	0.14%	-18.23	9.27	12.40

* The net annual expense ratios of these Portfolios reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Portfolios. Upon the expiration of the temporary fee reductions, the annual expenses of these Portfolios may increase from the amounts disclosed in the table above. Please see the respective Portfolios' prospectuses for additional information.

APPENDIX A: PORTFOLIOS AVAILABLE UNDER THE POLICY (continued)			Average Annual Total Returns (as of 12/31/2022)
Type of Portfolio	Portfolio and Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
World Bond	Vanguard Global Bond Index Portfolio Investment Adviser: The Vanguard Group, Inc.	0.13%	-13.13	-0.12	–
High Yield Bond	Vanguard High Yield Bond Portfolio Investment Adviser: Wellington Management Company LLP	0.26%	-9.23	2.27	3.64
International Large Growth	Vanguard International Portfolio Investment Adviser: Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc.	0.38%	-30.12	4.45	7.58
Mid Cap/Blend	Vanguard Mid-Cap Index Portfolio Investment Adviser: The Vanguard Group, Inc.	0.17%	-18.82	7.18	10.95
Money Market	Vanguard Money Market Portfolio Investment Adviser: The Vanguard Group, Inc.	0.15%	-5.72	1.10	1.44
Short Term Bond	Vanguard Short-Term Investment-Grade Portfolio Investment Adviser: The Vanguard Group, Inc.	0.14%	-25.35	4.53	10.06
Small Cap/Growth	Vanguard Small Company Growth Investment Adviser: ArrowMark Colorado Holdings, LLC and The Vanguard Group, Inc.	0.30%	-13.21	-0.10	0.92
Intermediate-Term Bond	Vanguard Total Bond Market Index Portfolio Investment Adviser: The Vanguard Group, Inc.	0.14%	-16.01	1.01	–
Foreign/Large Cap/Blend	Vanguard Total International Stock Market Index Portfolio Investment Adviser: The Vanguard Group, Inc.	0.10%	-19.59	8.55	11.92
Large Cap/Blend	Vanguard Total Stock Market Index Portfolio Investment Adviser: The Vanguard Group, Inc.	0.13%	-26.30	3.69	6.36
Alternative – Real Estate	Vanguard VIF Real Estate Index Investment Adviser: The Vanguard Group, Inc.	0.26%	40.21	11.25	11.43

* The net annual expense ratios of these Portfolios reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Portfolios. Upon the expiration of the temporary fee reductions, the annual expenses of these Portfolios may increase from the amounts disclosed in the table above. Please see the respective Portfolios' prospectuses for additional information.

The Statement of Additional Information contains additional information about the Policy and the Separate Account. The SAI is incorporated by reference into this Prospectus and is legally part of this Prospectus. For a free copy of the SAI, or to request other information about the Policy, or to make inquiries about the Policy, call toll-free (800) 537-6442, or write: One American Square, P.O. Box 368, Indianapolis, IN 46206-0368. You can also find the SAI and other information about the Policy online at www.oneamerica.com/prospectuses or by sending an email request to policyservice@oneamerica.com.

Reports and other information about the Separate Account are also available on the SEC's internet site at https://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

EDGAR Contract Identifier C000236397